Fair value of financial instruments (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at January 31, 2025
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$40,233	$–	$–	$7,691	$7,691	$47,924	$47,924
Securities
Trading	184,877	4,539	–	–	–	–	189,416	189,416
Investment, net of applicable allowance	–	–	194,997	1,291	102,321	98,320	298,609	294,608
	184,877	4,539	194,997	1,291	102,321	98,320	488,025	484,024
Assets purchased under reverse repurchase agreements and securities borrowed	213,419	–	–	–	67,032	67,034	280,451	280,453
Loans, net of applicable allowance
Retail	865	–	591	–	628,399	624,923	629,855	626,379
Wholesale	11,741	2,620	997	–	360,837	358,736	376,195	374,094
	12,606	2,620	1,588	–	989,236	983,659	1,006,050	1,000,473
Other
Derivatives	153,686	–	–	–	–	–	153,686	153,686
Other assets (1)	12,795	–	–	–	60,143	60,143	72,938	72,938
Financial liabilities
Deposits
Personal	$582	$35,129			$499,903	$502,116	$535,614	$537,827
Business and government (2)	210	165,267			705,782	707,453	871,259	872,930
Bank (3)	–	3,266			31,801	31,813	35,067	35,079
	792	203,662			1,237,486	1,241,382	1,441,940	1,445,836
Other
Obligations related to securities sold short	45,460	–			–	–	45,460	45,460
Obligations related to assets sold under repurchase agreements and securities loaned	–	232,369			42,223	42,223	274,592	274,592
Derivatives	161,590	–			–	–	161,590	161,590
Other liabilities (4)	(1,676)	5			74,234	74,602	72,563	72,931
Subordinated debentures	–	–			13,670	13,755	13,670	13,755

	As at October 31, 2024
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$53,996	$–	$–	$12,024	$12,024	$66,020	$66,020
Securities
Trading	182,346	954	–	–	–	–	183,300	183,300
Investment, net of applicable allowance	–	–	155,118	1,242	100,258	96,336	256,618	252,696
	182,346	954	155,118	1,242	100,258	96,336	439,918	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	284,311	–	–	–	66,492	66,492	350,803	350,803
Loans, net of applicable allowance
Retail	915	–	580	–	622,098	619,320	623,593	620,815
Wholesale	6,177	2,030	1,003	–	348,577	345,561	357,787	354,771
	7,092	2,030	1,583	–	970,675	964,881	981,380	975,586
Other
Derivatives	150,612	–	–	–	–	–	150,612	150,612
Other assets (1)	11,770	–	–	–	50,093	50,093	61,863	61,863
Financial liabilities
Deposits
Personal	$508	$33,799			$487,832	$490,170	$522,139	$524,477
Business and government (2)	191	156,238			683,241	684,748	839,670	841,177
Bank (3)	–	10,530			37,192	37,183	47,722	47,713
	699	200,567			1,208,265	1,212,101	1,409,531	1,413,367
Other
Obligations related to securities sold short	35,286	–			–	–	35,286	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	270,663			34,658	34,658	305,321	305,321
Derivatives	163,763	–			–	–	163,763	163,763
Other liabilities (4)	(1,407)	–			69,597	69,850	68,190	68,443
Subordinated debentures	–	–			13,546	13,602	13,546	13,602

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2025						October 31, 2024
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value

Financial assets
Interest-bearing deposits with banks	$–	$40,233	$–	$		$40,233	$–	$53,996	$–	$		$53,996
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	10,654	2,035	–			12,689	11,611	2,173	–			13,784
Provincial and municipal	–	16,867	–			16,867	–	16,588	–			16,588
U.S. federal, state, municipal and agencies (1), (2)	2,767	32,660	–			35,427	1,852	29,136	–			30,988
Other OECD government (3)	4,286	5,333	–			9,619	2,481	2,153	–			4,634
Mortgage-backed securities (1)	–	60	–			60	–	3	–			3
Asset-backed securities	–	1,683	–			1,683	–	1,434	–			1,434
Corporate debt and other debt	–	26,360	–			26,360	–	26,195	–			26,195
Equities	81,481	2,587	2,643			86,711	84,814	2,316	2,544			89,674
	99,188	87,585	2,643			189,416	100,758	79,998	2,544			183,300
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	8,084	9,659	–			17,743	4,623	8,546	–			13,169
Provincial and municipal	–	9,159	–			9,159	–	7,554	–			7,554
U.S. federal, state, municipal and agencies (1)	75	101,855	–			101,930	42	80,224	–			80,266
Other OECD government	5,975	9,759	–			15,734	2,370	7,786	–			10,156
Mortgage-backed securities (1)	–	2,411	32			2,443	–	2,603	31			2,634
Asset-backed securities	–	11,333	–			11,333	–	9,357	–			9,357
Corporate debt and other debt	–	36,513	142			36,655	–	31,839	143			31,982
Equities	439	329	523			1,291	432	304	506			1,242
	14,573	181,018	697			196,288	7,467	148,213	680			156,360
Assets purchased under reverse repurchase agreements and securities borrowed	–	213,419	–			213,419	–	284,311	–			284,311
Loans	–	14,938	1,876			16,814	–	8,924	1,781			10,705
Other
Derivatives
Interest rate contracts	–	28,132	293			28,425	–	27,719	354			28,073
Foreign exchange contracts	–	102,583	1			102,584	–	98,480	3			98,483
Credit derivatives	–	325	–			325	–	273	–			273
Other contracts	1,236	23,986	116			25,338	2,553	23,830	21			26,404
Valuation adjustments	–	(997)	9			(988)	–	(1,067)	14			(1,053)
Total gross derivatives	1,236	154,029	419			155,684	2,553	149,235	392			152,180
Netting adjustments					(1,998)	(1,998)					(1,568)	(1,568)
Total derivatives						153,686						150,612
Other assets	5,743	7,045	7			12,795	5,291	6,472	7			11,770
	$120,740	$698,267	$5,642		$(1,998)	$822,651	$116,069	$731,149	$5,404		$(1,568)	$851,054
Financial liabilities
Deposits
Personal	$–	$35,077	$634	$		$35,711	$–	$33,829	$478	$		$34,307
Business and government	–	165,477	–			165,477	–	156,429	–			156,429
Bank	–	3,266	–			3,266	–	10,530	–			10,530
Other
Obligations related to securities sold short	13,162	32,298	–			45,460	15,172	20,114	–			35,286
Obligations related to assets sold under repurchase agreements and securities loaned	–	232,369	–			232,369	–	270,663	–			270,663
Derivatives
Interest rate contracts	–	24,971	828			25,799	–	24,852	847			25,699
Foreign exchange contracts	–	102,527	67			102,594	–	93,164	54			93,218
Credit derivatives	–	291	–			291	–	218	–			218
Other contracts	2,152	32,516	571			35,239	3,212	42,961	324			46,497
Valuation adjustments	–	(336)	1			(335)	–	(297)	(4)			(301)
Total gross derivatives	2,152	159,969	1,467			163,588	3,212	160,898	1,221			165,331
Netting adjustments					(1,998)	(1,998)					(1,568)	(1,568)
Total derivatives						161,590						163,763
Other liabilities	331	(2,002)	–			(1,671)	287	(1,694)	–			(1,407)
	$15,645	$626,454	$2,101		$(1,998)	$642,202	$18,671	$650,769	$1,699		$(1,568)	$669,571

(1)	As at January 31, 2025, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $18,079 million
and $nil (October 31, 2024 – $17,154 million and $nil), respectively, and in all fair value levels of Investment securities were $28,674 million
and $2,400
million
(October 31, 2024 – $27,048 million and $2,568 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended January 31, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Equities	$2,544	$(64)	$59	$207	$(104)	$1	$–	$2,643	$(42)
	2,544	(64)	59	207	(104)	1	–	2,643	(42)
Investment
Mortgage-backed securities	31	–	1	–	–	–	–	32	n.a.
Corporate debt and other debt	143	–	6	–	(7)	–	–	142	n.a.
Equities	506	–	20	–	(3)	–	–	523	n.a.
	680	–	27	–	(10)	–	–	697	n.a.
Loans	1,781	(3)	23	90	(19)	7	(3)	1,876	(1)
Other
Net derivative balances (3)
Interest rate contracts	(493)	12	–	(67)	3	2	8	(535)	12
Foreign exchange contracts	(51)	(14)	–	1	–	–	(2)	(66)	(25)
Other contracts	(303)	(21)	(13)	(12)	4	(225)	115	(455)	(16)
Valuation adjustments	18	–	–	(10)	–	–	–	8	–
Other assets	7	–	–	–	–	–	–	7	–
	$4,183	$(90)	$96	$209	$(126)	$(215)	$118	$4,175	$(72)
Liabilities
Deposits	$(478)	$1	$(6)	$(232)	$62	$(166)	$185	$(634)	$37
	$(478)	$1	$(6)	$(232)	$62	$(166)	$185	$(634)	$37

	For the three months ended January 31, 2024
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Equities	$2,266	$(18)	$(36)	$98	$(24)	$–	$–	$2,286	$1
	2,266	(18)	(36)	98	(24)	–	–	2,286	1
Investment
Mortgage-backed securities	29	–	1	–	–	–	–	30	n.a.
Corporate debt and other debt	149	–	3	–	(4)	–	–	148	n.a.
Equities	466	–	(4)	–	–	–	–	462	n.a.
	644	–	–	–	(4)	–	–	640	n.a.
Loans	1,859	(46)	(8)	165	(193)	38	–	1,815	(44)
Other
Net derivative balances (3)
Interest rate contracts	(662)	80	–	12	16	17	2	(535)	84
Foreign exchange contracts	(49)	(11)	1	5	5	–	–	(49)	(11)
Other contracts	(438)	(123)	14	(15)	(2)	(7)	222	(349)	(71)
Valuation adjustments	3	–	–	1	–	–	–	4	—
Other assets	11	–	–	–	(1)	–	–	10	—
	$3,634	$(118)	$(29)	$266	$(203)	$48	$224	$3,822	$(41)
Liabilities
Deposits	$(383)	$(47)	$3	$(122)	$13	$(1)	$108	$(429)	$(33)
	$(383)	$(47)	$3	$(122)	$13	$(1)	$108	$(429)	$(33)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $15 million
for the three months ended January 31, 2025 (January 31, 2024 – gains of $10 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2025 included derivative assets of $419 million (January 31, 2024 – $384 million) and derivative liabilities of $1,467 million (January 31, 2024 – $1,313 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2025	January 31 2024
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,922	$9,474
Financial instruments measured at fair value through other comprehensive income	2,049	1,608
Financial instruments measured at amortized cost	16,484	14,527
	26,455	25,609
Interest expense (1)
Financial instruments measured at fair value through profit or loss	8,045	9,084
Financial instruments measured at amortized cost	10,462	10,193
	18,507	19,277
Net interest income	$7,948	$6,332

(1)	Excludes interest and dividend income for the three months ended January 31, 2025 of $365 million (January 31, 2024 – $272 million) and interest expense for the three months ended January 31, 2025 of $43 million
(January 31, 2024 – $11 million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended January 31, 2025 of $996 million

(January 31, 2024 – $957 million) presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.